Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Office furniture and equipment	$ 788	$ 788	$ 797
Accumulated depreciation	(731)	(717)	(691)
Property, plant and equipment, net	$ 57	$ 71	$ 106